Financial Instruments-Risk Management - Summary of Market Risk Capital Requirements (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Risk-weighted assets	$ 8,674	$ 8,357